SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (DETAILS 7) (CNY)	1 Months Ended	12 Months Ended
	Aug. 31, 2010	Dec. 31, 2012	Dec. 31, 2011
Statutory reserves
Least percentage of after tax profits that appropriation to general reserve fund must be		10.00%
Least percentage of registered capital that reserve fund has reached when appropriation is not required		50.00%
Least percentage of after tax profits that appropriation to statutory surplus fund must be		10.00%
Least percentage of registered capital that surplus fund has reached when appropriation is not required		50.00%
Appropriations to general reserve funds and statutory surplus funds			4,422,426
Percentage of registered capital that surplus fund has reached		50.00%	50.00%
Net income (loss) per share and per ADS
Ordinary shares each ADS represents	45	45